EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 7, 2014 (Accession No. 0001193125-14-039812), to the Prospectus dated October 1, 2013, for the db X-trackers MSCI Germany Hedged Equity Fund and the db X-trackers MSCI Japan Hedged Equity Fund, each a series of DBX ETF Trust.